Document and Entity Information	May 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	Apr. 17, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Document Effective Date	Apr. 28, 2025
Prospectus Date	May 01, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator U.S. Small Cap Power Buffer ETF - May | Innovator U.S. Small Cap Power Buffer ETF - May
Prospectus:
Trading Symbol	KMAY